Transactions and Balances with Related Parties (Details) - Schedule of Balances with Related Parties - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balances with Related Parties [Abstract]
Employee benefits liabilities	$ 1,474	$ 387